Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Inventories [Line Items]
Inventories	$ 103,558,205	$ 112,035,992
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	45,560,793	51,455,826
Crude oil
Disclosure of Inventories [Line Items]
Inventories	28,227,592	28,428,427
Products in transit
Disclosure of Inventories [Line Items]
Inventories	22,955,930	25,510,618
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,640,238	5,870,013
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	149,592	160,180
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	$ 24,060	$ 610,928